 EX‑99.1

Wells Fargo Bank, N.A.

Corporate Trust Services

8480 Stagecoach Circle

Frederick, MD 21701-4747

Morgan Stanley Capital I Trust 2016-BNK2

Commercial Mortgage Pass-Through Certificates

Series 2016‑BNK2

For Additional Information, please contact

CTSLink Customer Service

1-866-846-4526

Reports Available www.ctslink.com

Payment Date: 12/16/16

Record Date: 11/30/16

Determination Date: 12/12/16

DISTRIBUTION DATE STATEMENT Table of Contents
STATEMENT SECTIONS	PAGE(s)
Certificate Distribution Detail	2
Certificate Factor Detail	3
Exchangeable Certificates Detail	4
Reconciliation Detail	5
Other Required Information	6
Cash Reconciliation	7
Current Mortgage Loan and Property Stratification Tables	8 - 10
Mortgage Loan Detail	11 - 12
NOI Detail	13 - 14
Principal Prepayment Detail	15
Historical Detail	16
Delinquency Loan Detail	17
Specially Serviced Loan Detail	18 - 19
Advance Summary	20
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond/Collateral Loss Reconciliation Detail	23
Interest Shortfall Reconciliation Detail	24 - 25

Depositor

Morgan Stanley Capital I Inc.

1585 Broadway

New York, NY 10036

Contact: General Information Number

Phone Number: (212) 761-4000

Master Servicer

Wells Fargo Bank, National Association

Three Wells Fargo, MAC D1050-084

401 S. Tryon Street, 8th Floor

Charlotte, NC 28202

Contact: REAM_InvestorRelations@wellsfargo.com

Phone Number:

Special Servicer

C-III Asset Management LLC

5221 N. O'Connor Blvd., Suite 600

Irving, TX 75039

Contact: CMBS SS Group

Phone Number: (972) 868-5300

Operating Advisor/ Asset Representations Reviewer

Park Bridge Lender Services LLC

600 Third Avenue

40th Floor

New York, NY 10016

Contact: David Rodgers

Phone Number: (212) 230-9025

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

Copyright 2016, Wells Fargo Bank, N.A.

Certificate Distribution Detail
Class (2)	CUSIP	Pass-Through Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Prepayment Penalties	Realized Loss / Additional Trust Fund Expenses	Total Distribution	Ending Balance	Current Subordination Level (1)
A‑1	61690YBQ4	1.424000%	31,400,000.00	31,400,000.00	432,569.11	37,261.33	0.00	0.00	469,830.44	30,967,430.89	30.02%
A‑2	61690YBR2	2.454000%	45,700,000.00	45,700,000.00	0.00	93,456.50	0.00	0.00	93,456.50	45,700,000.00	30.02%
A‑SB	61690YBS0	2.860000%	50,600,000.00	50,600,000.00	0.00	120,596.67	0.00	0.00	120,596.67	50,600,000.00	30.02%
A‑3	61690YBT8	2.791000%	160,000,000.00	160,000,000.00	0.00	372,133.33	0.00	0.00	372,133.33	160,000,000.00	30.02%
A‑4	61690YBU5	3.049000%	194,805,000.00	194,805,000.00	0.00	494,967.04	0.00	0.00	494,967.04	194,805,000.00	30.02%
A‑S	61690YBX9	3.282000%	52,558,000.00	52,558,000.00	0.00	143,746.13	0.00	0.00	143,746.13	52,558,000.00	22.39%
B	61690YBY7	3.485000%	32,742,000.00	32,742,000.00	0.00	95,088.23	0.00	0.00	95,088.23	32,742,000.00	17.64%
C	61690YBZ4	3.912183%	31,879,000.00	31,879,000.00	0.00	103,930.41	0.00	0.00	103,930.41	31,879,000.00	13.01%
D	61690YAC6	3.000000%	37,050,000.00	37,050,000.00	0.00	92,625.00	0.00	0.00	92,625.00	37,050,000.00	7.63%